UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services, Inc.
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $115,283 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100  1487.49    31047          SOLE                    22073        0     8974
ADVANCE AUTO PARTS INC         COM              00751Y106  2742.12    41453          SOLE                    31325        0    10128
AEROPOSTALE                    COM              007865108   226.86     9207          SOLE                     7292        0     1915
AFLAC INC                      COM              001055102  3413.01    60482          SOLE                    45046        0    15436
AGILENT TECHNOLOGIES INC       COM              00846U101  1845.33    44541          SOLE                    33926        0    10615
ALTERA CORP                    COM              021441100  2431.72    68345          SOLE                    52345        0    16000
AMERIGROUP CORP                COM              03073T102   243.97     5555          SOLE                     3590        0     1965
AMERIPRISE FINL INC            COM              03076C106  2449.21    42558          SOLE                    33883        0     8675
AMERISOURCEBERGEN CORP         COM              03073E105  2589.99    75908          SOLE                    57163        0    18745
ANAREN INC                     COM              032744104  1990.61    95473          SOLE                    72025        0    23448
APPLE INC                      COM              037833100  2859.49     8865          SOLE                     6794        0     2071
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205  1789.51    32053          SOLE                    24563        0     7490
BMC SOFTWARE INC               COM              055921100  2602.36    55205          SOLE                    41267        0    13938
BUCKEYE TECHNOLOGIES INC       COM              118255108  2305.63   109740          SOLE                    84085        0    25655
CALAMOS ASSET MGMT INC         CL A             12811R104   780.01    55715          SOLE                    46545        0     9170
CATO CORP NEW                  CL A             149205106   264.57     9652          SOLE                     7040        0     2612
CONTINUCARE CORP               COM              212172100   258.68    55275          SOLE                    40925        0    14350
CSX CORP                       COM              126408103  2456.82    38025          SOLE                    28795        0     9230
DIRECTV                        COM CL A         25490A101  3361.66    84189          SOLE                    65039        0    19150
EXXON MOBIL CORP               COM              30231G102   320.33     4381          SOLE                     3081        0     1300
EZCORP INC                     CL A NON VTG     302301106  2547.26    93891          SOLE                    70678        0    23213
GREAT LAKES DREDGE & DOCK CO   COM              390607109   172.64    23425          SOLE                    13725        0     9700
HEALTHSPRING INC               COM              42224N101   545.98    20580          SOLE                    12120        0     8460
HEWLETT PACKARD CO             COM              428236103  2042.45    48514          SOLE                    36602        0    11912
INTEL CORP                     COM              458140100  2213.78   105268          SOLE                    80609        0    24659
INTERNATIONAL BUSINESS MACHS   COM              459200101  3736.39    25459          SOLE                    19376        0     6083
ISHARES TR                     BARCLYS 1-3YR CR 464288646  4625.19    44353          SOLE                    34838        0     9515
ISHARES TR                     BARCLYS INTER CR 464288638  2699.84    25668          SOLE                    19475        0     6193
ISHARES TR                     IBOXX INV CPBD   464287242   502.33     4632          SOLE                     3295        0     1337
JO-ANN STORES INC              COM              47758P307  1133.52    18823          SOLE                    13963        0     4860
JOHNSON & JOHNSON              COM              478160104   309.18     4998          SOLE                     2830        0     2168
JPMORGAN CHASE & CO            COM              46625H100  1921.79    45304          SOLE                    36046        0     9258
LABORATORY CORP AMER HLDGS     COM NEW          50540R409  1862.05    21179          SOLE                    16485        0     4694
LINCOLN EDL SVCS CORP          COM              533535100  1009.56    65091          SOLE                    53911        0    11180
LUBRIZOL CORP                  COM              549271104  2794.49    26146          SOLE                    20800        0     5346
MAGELLAN HEALTH SVCS INC       COM NEW          559079207  1911.34    40426          SOLE                    30621        0     9805
MANTECH INTL CORP              CL A             564563104  1029.44    24908          SOLE                    19263        0     5645
MEADOWBROOK INS GROUP INC      COM              58319P108  1626.33   158666          SOLE                   123960        0    34706
METROPCS COMMUNICATIONS INC    COM              591708102  3177.24   251563          SOLE                   195435        0    56128
METROPOLITAN HEALTH NETWORKS   COM              592142103   226.53    50680          SOLE                    35800        0    14880
MICROSOFT CORP                 COM              594918104  2251.29    80662          SOLE                    61033        0    19629
NEWMARKET CORP                 COM              651587107  1498.32    12145          SOLE                     9675        0     2470
NEWMONT MINING CORP            COM              651639106  2923.14    47584          SOLE                    36551        0    11033
NU SKIN ENTERPRISES INC        CL A             67018T105  1981.94    65497          SOLE                    51099        0    14398
OM GROUP INC                   COM              670872100  2311.75    60030          SOLE                    46245        0    13785
POWER ONE INC NEW              COM              73930R102   1194.3   117089          SOLE                    83480        0    33609
RESEARCH IN MOTION LTD         COM              760975102  2881.09    49563          SOLE                    38453        0    11110
RF MICRODEVICES INC            COM              749941100   221.52    30140          SOLE                    20890        0     9250
ROGERS COMMUNICATIONS INC      CL B             775109200  2701.81    78019          SOLE                    58107        0    19912
ROSS STORES INC                COM              778296103  2522.71    39884          SOLE                    30606        0     9278
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206   220.37     3300          SOLE                        0        0     3300
TEXAS INSTRS INC               COM              882508104     2249    69200          SOLE                    52755        0    16445
TJX COS INC NEW                COM              872540109   614.94    13853          SOLE                    11093        0     2760
TRAVELERS COMPANIES INC        COM              89417E109  2872.84    51567          SOLE                    40503        0    11064
TRIQUINT SEMICONDUCTOR INC     COM              89674K103  2121.96   181520          SOLE                   141005        0    40515
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827  2606.87    32399          SOLE                    27271        0     5128
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835  1391.95    17340          SOLE                    13391        0     3949
VARIAN MED SYS INC             COM              92220P105  4005.87    57821          SOLE                    44583        0    13238
VEECO INSTRS INC DEL           COM              922417100  1970.57    45870          SOLE                    34085        0    11785
VISHAY INTERTECHNOLOGY INC     COM              928298108  1983.78   135135          SOLE                   100740        0    34395
WORLD ACCEP CORP DEL           COM              981419104  2250.65    42626          SOLE                    32328        0    10298